Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
8. Leases
The following table presents lease expense recognized during the three and nine months ended September 30, 2025 and 2024:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Finance lease expense:
Amortization of right-of-use assets	$442	$217	$1,190	$676
Interest on lease liabilities	110	112	355	348
Operating lease expense	182	601	977	1,886

Total lease expense	$734	$930	$2,522	$2,910

Amortization of
right-of-use
assets was recorded within research and development, and selling, general, and administrative expenses, interest on lease liabilities was recorded within interest expense, net, and operating lease expense was recorded within research and development, and selling, general, and administrative expenses, each in the unaudited condensed consolidated statements of net loss.

The operating lease for the Company’s primary office location expired on March 31, 2024. The Company is currently on a month-to-month
lease and in negotiations with the landlord to renew the lease. During 2025, the Company reassessed the expected renewal term of one of its operating leases, which resulted in decreases in the related right-of-use
asset and lease liability of $4.3 million and $4.5 million, respectively.
Operating and finance lease
right-of-use
assets and liabilities as of September 30, 2025 and December 31, 2024 were as follows:

	September 30, 2025	December 31, 2024
Assets:
Operating lease right-of-use assets	$9,944	$14,604
Finance lease right-of-use assets	$4,143	$3,708
Liabilities:
Current:
Operating lease liabilities	$395	$1,128
Finance lease liabilities	$1,047	$856
Noncurrent:
Operating lease liabilities	$10,553	$16,466
Finance lease liabilities	$2,266	$1,996
As most of the Company’s operating leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments.
Failed Sale and Leaseback
The Company leases various equipment through purchase and leaseback agreements with terms between five
and seven years. The purchase and leaseback agreements provide an option for Firefly to purchase the equipment for nominal consideration that the Company is reasonably certain to exercise. The purchase and leaseback agreements were evaluated under the sale and leaseback guidance in ASC
842-40,
Leases – Sale and Leaseback Transactions
. Due to the purchase option, the transactions were accounted for as failed sales and leasebacks, and the Company has accounted for the purchase and leaseback agreements as financings.
As a result, the Company continues to reflect the manufacturing equipment on its unaudited condensed consolidated balance sheets in property and equipment, net, and continues to recognize depreciation expense over its estimated useful life. In 2024, the Company recorded an initial financing liability of $34.7 million, net of transaction costs, in notes payable. As of September 30, 2025, the Company’s related notes payable, current and non-current,
were $5.9 million and $22.6 million, respectively. As of December 31, 2024, the Company’s related notes payable, current and non-current,
were $5.5 million and $27.1 million, respectively. The Company does not recognize rent expense related to these purchase and leaseback agreements. Instead, periodic lease payments are recognized as interest expense and reductions of the principal balance of the finance liability.
For the three months ended September 30, 2025, payments of $1.4 million were made under the purchase and leaseback agreements, including interest expense of $0.6 million, and during the nine months ended September 30, 2025, payments of $4.1 million were made under the purchase and leaseback agreements, including interest expense of $1.8 million.
For the three months ended September 30, 2024, payments of $1.0 million were made under the purchase and leaseback agreements, including interest expense of $0.5 million, and during the nine months ended September 30, 2024, payments of $1.2 millions were made under the purchase and leaseback agreements, including interest expenses of $0.7 million.
The Company is required to maintain a minimum cash balance of $22.5 million throughout the term of the purchase and leaseback agreements.

10. Leases
The Company leases buildings, launch sites, office facilities, machinery, and computer equipment. The Company assesses whether an arrangement qualifies as a lease (i.e., conveys the right to control the use of an identified asset for a period of time in exchange for consideration) at inception and only reassesses its determination if the terms and conditions of the arrangement are changed. The Company recognizes ROU assets and lease liabilities on the balance sheet according to ASC 842
, Leases
. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. Lease expense is recognized for these leases on a straight-line basis over the lease term.
Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 10 years or more. The Company includes renewal options that are reasonably certain to be exercised as part of the lease term. The exercise of lease renewal options is at the Company’s sole discretion. Certain leases also include options to purchase the leased property. The depreciable lives of assets and leasehold improvements are limited by the expected lease term unless there is a transfer of title or purchase option reasonably certain of exercise. See Note 2. Summary of Significant Accounting Policies for the Company’s lease accounting policy.
On January 1, 2023, the Company evaluated the options to extend or renew its current operating and finance leases and determined that the Company would elect to exercise the option period for their operating leases resulting in a $10.1 million increase to the ROU asset and liability balances as of January 1, 2023 on a prospective basis in accordance with ASU 842.
The following table presents lease expense recognized during the years ended December 31, 2024 and 2023, respectively:

	2024	2023
Lease expense
Finance lease expense:
Amortization of ROU assets	$834	$560
Interest on lease liabilities	442	215
Operating lease expense	2,426	2,834

Total lease expense	$3,702	$3,609

The operating lease for the primary office location expired on March 31, 2024. The Company is currently on a month-to-month
lease and in negotiations with the existing landlord to renew the lease.
Operating and finance lease ROU assets and liabilities as of December 31, 2024 and 2023, respectively, were as follows:

	2024	2023
Assets
Finance lease ROU assets	$3,708	$3,912
Operating lease ROU assets	$14,604	$20,284
Liabilities
Current
Finance lease liabilities	$856	$695
Operating lease liabilities	$1,128	$1,159
Noncurrent
Finance lease liabilities	$1,996	$2,241
Operating lease liabilities	$16,466	$20,275
As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments.

Lease term and discount rate as of December 31, 2024 and 2023, respectively, were as follows:

	2024	2023
Weighted-average remaining lease term (years):
Finance leases	2.59	3.45
Operating leases	15.53	15.24
Weighted-average discount rate:
Finance leases	18.11%	17.70%
Operating leases	6.90%	6.90%
The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable
operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the consolidated balance sheets at December 31, 2024.

	Finance Leases	Operating Leases
2025	$1,238	$2,297
2026	1,084	2,351
2027	1,131	1,578
2028	82	1,440
2029	58	1,468
Thereafter	31	20,595

Total lease payments	$3,624	$29,729
Less: Imputed interest	(772)	(12,134)

Total lease liabilities	$2,852	$17,595

Failed Sale and Leaseback
The Company leases various equipment through Purchase/Leaseback Agreements with terms between 5 and 7 years. The Purchase/Leaseback Agreements provide a purchase option to the Company to purchase the equipment for nominal consideration that the Company is reasonably certain to exercise. The Purchase/ Leaseback Agreements were evaluated under the sale and leaseback guidance in ASC
842-40.
Due to the purchase option present, the transactions were accounted for as a failed sale and leaseback, and the Company has accounted for the Purchase/Leaseback Agreements as a financing.
As a result, the Company continues to reflect the manufacturing equipment on the consolidated balance sheets in property and equipment, net as if we were the legal owner, and we continue to recognize depreciation expense over their estimated useful lives. In 2024, the Company recorded an initial financing liability of $34.7 million, net of transaction costs. As of December 31, 2024, the Company recognized $5.5 million and $27.1 million in notes payable, current portion and notes payable, less current portion, respectively, in the consolidated balance sheets. The Company does not recognize rent expense related to the Purchase/Leaseback Agreements. Instead, periodic lease payments are recognized as interest expense and reduction of the principal balance of the finance liability. For the year ended December 31, 2024, payments of $2.5 million were made under the financing, and interest expense was $1.4 million. Prior to 2024, the Company did not have any financing liabilities recognized as a result of failed sale and leaseback transactions.
As part of the Purchase/Leaseback Agreements, the Company is required to maintain a minimum cash balance of $22.5 million throughout the term of the financing.